Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2023
Off-Balance-Sheet Exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	EUR million
	30-06-2023	31-12-2022
Loan commitments granted	283,903	274,075
Of which impaired	509	653
Financial guarantees granted	14,401	12,856
Of which impaired	538	521
Bank sureties	14,355	12,813
Credit derivatives sold	46	43
Other commitments granted	113,266	92,672
Of which impaired	607	608
Other granted guarantees	53,651	50,508
Other	59,615	42,164
The breakdown of the off-balance sheet exposure and impairment on 30 June 2023 and 31 December 2022 by impairment stages is EUR 402,019 million and EUR 370,729 million of exposure and EUR 332 million and EUR 331 million of impairment in stage 1, EUR 7,897 million and EUR 7,092 million of exposure and EUR 184 million and EUR 191 million of impairment in stage 2, and EUR 1,654 million and EUR 1,782 million of exposure and EUR 240 million and EUR 212 million of impairment in stage 3, respectively.